UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend
and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
February 28, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 70.78%❖
Consumer Discretionary – 8.26%
AMC Entertainment Holdings	7,023	$241,451
Ford Motor	40,600	663,404
Johnson Controls	17,000	863,770
Kering	6,668	1,357,992
Mattel	26,700	702,744
Nitori Holdings	39,608	2,622,432
Publicis Groupe	21,287	1,735,775
Sumitomo Rubber Industries	99,400	1,718,435
Target	8,300	637,689
Techtronic Industries	390,500	1,351,873
Toyota Motor	48,005	3,235,783
Yue Yuen Industrial Holdings	561,500	2,179,149
		17,310,497
Consumer Staples – 6.11%
Aryzta *†	33,137	2,647,902
Carlsberg Class B	19,975	1,709,019
Coca-Cola Amatil	157,865	1,283,969
ConAgra Foods	33,900	1,185,822
Japan Tobacco	41,900	1,321,241
Kimberly-Clark	11,200	1,228,192
Kraft Foods Group	19,200	1,229,952
Lorillard	18,900	1,293,138
Tesco	242,126	917,320
		12,816,555
Diversified REITs – 1.00%
Champion REIT	125,000	61,889
Dexus Property Group	6,652	41,056
Fibra Uno Administracion	87,563	246,003
Gramercy Property Trust	56,536	398,579
Investors Real Estate Trust *	10,260	78,592
Kenedix Office Investment	50	284,651
Lexington Realty Trust	29,584	320,395
Mapletree Logistics Trust	70,996	64,080
NSI	89	426
Orix JREIT *	40	57,248
Stockland	70,059	256,717
Vornado Realty Trust	2,641	290,616
		2,100,252
Energy – 5.79%
Chevron	7,100	757,428
CNOOC	1,054,000	1,513,897
ConocoPhillips	13,100	854,120
Halcon Resources †	2,944	5,652
Marathon Oil	23,600	657,496
Occidental Petroleum	7,200	560,736
Royal Dutch Shell ADR *	18,200	1,240,330
Saipem †	72,883	749,093
Spectra Energy	24,700	876,603
Subsea 7	16,338	161,990
Suncor Energy *	45,700	1,371,877
Total	26,586	1,434,978
Total ADR	23,600	1,265,668
Williams	13,900	681,656
		12,131,524
Financials – 9.61%
Ashford †	710	97,987
AXA	130,188	3,305,488
Bank Rakyat Indonesia
Persero	1,297,000	1,291,983
BB&T	34,100	1,297,505
Gallagher (Arthur J.)	26,400	1,240,536
ING Groep CVA †	138,098	2,063,770
Mitsubishi UFJ Financial
Group	518,828	3,373,119
Nordea Bank	195,801	2,642,452
Nordea Bank FDR	46,352	623,452
Solar Capital	8,309	167,177
Standard Chartered	162,021	2,478,849
UniCredit	233,816	1,555,450
		20,137,768
Healthcare – 9.47%
AbbVie	16,000	968,000
AstraZeneca ADR	14,300	985,270
Baxter International	13,200	912,780
Bristol-Myers Squibb	13,000	791,960
Johnson & Johnson	9,700	994,347
Merck	22,800	1,334,712
Novartis *	38,942	3,979,549
Pfizer	45,560	1,563,619
Sanofi	30,832	3,025,738
STADA Arzneimittel *	47,255	1,551,979
Teva Pharmaceutical
Industries ADR	65,500	3,734,810
		19,842,764
Healthcare REITs – 0.35%
Health Care REIT	3,525	271,813
Healthcare Realty Trust	1,354	38,643
Healthcare Trust of America
Class A	7,610	211,177
Ventas	2,885	214,846
		736,479

(continues)     NQ-DEX [2/15] 4/15 (14204) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Hotel REITs – 0.68%
Ashford Hospitality Prime	12,360	$201,097
Ashford Hospitality Trust	61,800	658,170
DiamondRock Hospitality	12,256	177,467
Pebblebrook Hotel Trust	2,322	112,803
Strategic Hotels & Resorts †	12,516	164,210
Summit Hotel Properties	9,300	122,109
		1,435,856
Industrial REITs – 0.98%
DCT Industrial Trust	4,219	152,222
Goodman Group	49,447	241,070
Prologis	385	16,443
Prologis Property Mexico †	294,100	561,090
STAG Industrial	35,063	874,822
Terreno Realty	9,357	206,228
		2,051,875
Industrials – 7.99%
Deutsche Post	66,924	2,278,840
East Japan Railway	26,161	2,194,663
ITOCHU	199,502	2,234,849
Koninklijke Philips *	68,596	2,054,836
Meggitt	169,986	1,430,259
Raytheon	12,000	1,305,240
Rexel *	51,167	999,688
Vinci	34,617	2,053,805
Waste Management	23,500	1,280,280
WestJet Airlines @	38,643	905,647
		16,738,107
Information Technology – 6.58%
CA	40,200	1,307,304
Canon ADR	25,000	813,000
CGI Group Class A †	67,740	2,834,330
Cisco Systems	52,600	1,552,226
Intel	33,700	1,120,525
Microsoft	23,800	1,043,630
Playtech	82,758	979,965
Symantec	41,400	1,041,624
Teleperformance *	40,073	3,095,422
		13,788,026
Mall REITs – 0.77%
General Growth Properties	12,497	362,538
Pennsylvania Real Estate
Investment Trust	8,500	193,630
Simon Property Group	5,605	1,066,968
		1,623,136
Manufactured Housing REIT – 0.08%
Equity Lifestyle Properties	3,156	170,014
		170,014
Materials – 3.67%
AuRico Gold	152,573	538,191
Dow Chemical	16,500	812,460
duPont (E.I.) deNemours	10,200	794,070
Lafarge *	22,207	1,648,525
Rexam	206,547	1,772,959
Rio Tinto	31,263	1,540,631
Tarkett *	6,400	150,429
Yamana Gold	102,366	434,781
		7,692,046
Mixed REITs – 0.19%
CyrusOne	4,151	123,368
Duke Realty	11,447	244,508
PS Business Parks	400	33,272
		401,148
Mortgage REITs – 0.27%
Chimera Investment	17,000	54,570
Starwood Property Trust	20,900	509,960
		564,530
Multifamily REITs – 0.73%
American Residential
Properties †	9,627	166,932
Apartment Investment &
Management	15,728	592,631
Camden Property Trust	5,109	371,884
Equity Residential	1,597	123,017
Essex Property Trust	297	66,062
Post Properties	3,769	214,343
		1,534,869
Office REITs – 1.18%
alstria office REIT *†	33,657	464,186
Easterly Government
Properties †	60,000	966,000
Equity Commonwealth †	13,433	355,303
Link REIT	33,000	210,615
Paramount Group †	5,908	108,412
Parkway Properties	20,673	364,052
		2,468,568
Self-Storage REIT – 0.17%
Extra Space Storage	5,300	348,634
		348,634
Shopping Center REITs – 1.11%
Charter Hall Retail REIT	71,117	253,370

2 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Shopping Center REITs (continued)
DDR	11,247	$213,018
First Capital Realty	2,922	45,903
Kimco Realty	12,857	337,882
Kite Realty Group Trust	16,234	459,747
Ramco-Gershenson Properties
Trust	19,634	367,548
Regency Centers	900	59,067
Scentre Group	40,548	122,285
Urban Edge Properties †	1,320	31,601
Westfield	16,989	130,213
Wheeler Real Estate
Investment Trust *@	88,713	303,398
		2,324,032
Single Tenant REIT – 0.08%
Spirit Realty Capital	13,069	160,095
		160,095
Specialty REITs – 0.35%
EPR Properties	2,626	160,212
Nippon Prologis REIT	250	576,827
		737,039
Telecommunications – 4.00%
AT&T *	41,900	1,448,064
Century Communications =†	125,000	0
Mobile Telesystems ADR	101,500	1,004,850
Nippon Telegraph &
Telephone	42,901	2,661,139
NTT DOCOMO ADR	39,900	711,417
Tele2 Class B	146,655	1,721,462
Verizon Communications	16,800	830,760
		8,377,692
Utilities – 1.36%
Abengoa Yield *	3,271	107,256
American Water Works	800	43,264
Edison International	10,100	648,925
National Grid	78,225	1,070,726
National Grid ADR *	11,400	781,584
NorthWestern *	3,800	205,922
		2,857,677

Total Common Stock
(cost $126,568,351)		148,349,183

Convertible Preferred Stock – 3.72%
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	240	241,950
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 *@	5,560	558,502
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, expiration date
3/31/28	1,950	117,078
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17 *	12,500	620,000
Halcon Resources 5.75%
exercise price $6.16,
vexpiration date 12/31/49	397	138,057
HealthSouth 6.50% exercise
price $29.70, expiration
date 12/31/49	756	1,111,037
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	510	698,700
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	22,289	819,567
Laclede Group 6.75%
exercise price $57.81,
expiration date 4/1/17	4,379	237,692
Maiden Holdings 7.25%
exercise price $15.35,
expiration date 9/15/16	19,850	1,006,593
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	5,955	287,329
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	6,674	403,110
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	695	842,660
Weyerhaeuser 6.375%
exercise price $33.13,
expiration date 7/1/16	11,489	670,268
Wheeler Real Estate
Investment Trust 9.00%
exercise price $5.00,
expiration date
12/31/49 @=	34	35,385
Total Convertible Preferred
Stock (cost $7,950,885)		7,787,928

(continues)     NQ-DEX [2/15] 4/15 (14204) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Exchange-Traded Note – 0.08%
iPATH S&P 500 VIX
Short-Term Futures ETN *†	6,250	$172,625
Total Exchange-Traded Note
(cost $1,178,000)		172,625

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.05%
Fannie Mae REMICs
Series 2001-50 BA
7.00% 10/25/41	68,596	78,392
Freddie Mac REMICs
Series 2557 WE
5.00% 1/15/18	17,867	18,655
Total Agency Collateralized
Mortgage Obligations
(cost $87,830)		97,047

Agency Mortgage-Backed Securities – 0.42%
Fannie Mae ARM
2.08% 3/1/38 ●	8,197	8,714
2.127% 10/1/36 ●	5,701	6,063
2.238% 4/1/36 ●	20,405	21,750
2.298% 10/1/36 ●	8,613	9,167
2.311% 4/1/36 ●	6,476	6,910
2.315% 11/1/35 ●	4,543	4,869
2.42% 5/1/43 ●	4,434	4,511
2.546% 6/1/43 ●	1,993	2,036
3.311% 9/1/43 ●	4,788	5,015
Fannie Mae S.F. 15 yr
4.00% 11/1/25	78,347	83,730
5.50% 1/1/23	11,292	12,261
Fannie Mae S.F. 20 yr
4.00% 2/1/31	3,200	3,455
5.50% 12/1/29	741	834
Fannie Mae S.F. 30 yr
4.00% 11/1/40	1,691	1,815
4.50% 7/1/36	1,513	1,652
6.50% 6/1/36	9,963	11,873
6.50% 10/1/36	8,063	9,758
Freddie Mac ARM
2.249% 7/1/36 ●	5,300	5,651
2.265% 10/1/36 ●	9,331	9,946
Freddie Mac S.F. 15 yr
4.00% 5/1/25	677	724
5.00% 6/1/18	3,400	3,588
5.00% 12/1/22	20,653	22,314
Freddie Mac S.F. 30 yr
5.00% 1/1/34	208,743	231,646
6.00% 2/1/36	978	1,118
7.00% 11/1/33	19,741	23,952
9.00% 9/1/30	35,316	38,255
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.617% 11/25/49 #●	10,000	10,816
Series 2012-K22 B 144A
3.687% 8/25/45 #●	10,000	10,386
Series 2013-K712 B 144A
3.368% 5/25/45 #●	20,000	20,462
GNMA I S.F. 30 yr
7.50% 12/15/23	41,463	47,851
7.50% 1/15/32	35,828	43,645
9.50% 9/15/17	22,426	23,165
GNMA II S.F. 30 yr
6.00% 11/20/28	38,919	44,426
6.50% 2/20/30	130,156	144,319
Total Agency
Mortgage-Backed
Securities (cost $800,197)		876,677

Commercial Mortgage-Backed Securities – 0.06%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	10,000	10,303
Series 2007-4 AM
5.821% 2/10/51 ●	35,000	38,000
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	2,114	2,113
Goldman Sachs Mortgage
Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	10,000	10,200
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	35,000	36,948
Lehman Brothers-UBS
Commercial Mortgage
Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	10,480

4 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers-UBS
Commercial Mortgage
Trust
Series 2006-C6 AM
5.413% 9/15/39	20,000	$21,133
Total Commercial
Mortgage-Backed
Securities (cost $130,297)		129,177

Convertible Bonds – 12.72%
Basic Industry – 0.77%
Abengoa 144A 5.125%
exercise price $38.74,
expiration date 2/23/17 #	600,000	600,000
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41 *	391,000	183,770
RTI International Metals
1.625% exercise price
$40.72, expiration date
10/10/19 *	831,000	823,209
		1,606,979
Capital Goods – 0.44%
Cemex 3.25% exercise price
$9.65, expiration date
3/9/16	222,000	260,573
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19 *	897,000	655,371
		915,944
Communications – 1.50%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	672,000	651,840
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #	562,000	615,390
Liberty Interactive
0.75% exercise price
$1,000.00, expiration date
3/30/43	544,000	775,880
144A 1.00% exercise price
$74.31, expiration date
9/28/43 #	975,000	1,093,219
		3,136,329
Consumer Cyclical – 1.12%
Huron Consulting Group
144A 1.25% exercise price
$79.89, expiration date
9/27/19 #	565,000	614,437
Iconix Brand Group 2.50%
exercise price $30.75,
expiration date 5/31/16	436,000	519,113
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	1,149,000	1,215,308
		2,348,858
Consumer Non-Cyclical – 2.35%
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	343,000	472,054
Hologic
2.00% exercise price
$31.17, expiration date
2/27/42 *ϕ	597,000	738,041
2.00% exercise price
$38.59, expiration date
12/15/43	607,000	700,326
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	941,000	1,187,424
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18	758,000	698,781
Vector Group
1.75% exercise price
$25.87, expiration date
4/15/20	838,000	904,516
2.50% exercise price
$16.78, expiration date
1/14/19 ●	157,000	229,051
		4,930,193
Energy – 0.75%
Chesapeake Energy 2.50%
exercise price $47.77,
expiration date 5/15/37	349,000	340,275
Energy XXI 3.00% exercise
price $40.40, expiration
date 12/13/18	980,000	382,200
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32 *	396,000	402,683

(continues)     NQ-DEX [2/15] 4/15 (14204) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
Energy (continued)
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		654,000	$451,260
			1,576,418
Financials – 1.32%
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16		718,000	746,271
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16 *		791,000	859,718
Gain Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18		446,000	474,711
New Mountain Finance 144A
5.00% exercise price
$15.93, expiration date
6/14/19 #		666,000	681,401
			2,762,101
Industrials – 0.31%
General Cable 4.50% exercise
price $34.47, expiration
date 11/15/29 ϕ		924,000	646,223
			646,223
Real Estate Investment Trusts – 1.06%
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18 *		970,000	1,010,619
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #		663,000	641,038
Lexington Realty Trust 144A
6.00% exercise price
$6.60, expiration date
1/11/30 #		363,000	580,800
			2,232,457
Technology – 3.10%
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19		416,000	397,280
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20 *		1,096,000	1,078,190
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #		683,000	869,544
Electronics For Imaging 144A
0.75% exercise price
$52.72, expiration date
8/29/19 #		380,000	386,413
Intel 3.25% exercise price
$21.47, expiration date
8/1/39		401,000	663,156
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29		789,000	922,144
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31		712,000	706,660
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		456,000	458,565
SanDisk 1.50% exercise price
$51.36, expiration date
8/11/17		370,000	600,094
VeriSign 4.136% exercise
price $34.37, expiration
date 8/15/37		220,000	420,750
			6,502,796
Total Convertible Bonds
(cost $25,580,080)			26,658,298

Corporate Bonds – 43.92%
Automotives – 0.77%
Gates Global 144A
6.00% 7/15/22 #*		585,000	564,525
General Motors
4.875% 10/2/23		190,000	207,930
International Automotive
Components Group 144A
9.125% 6/1/18 #		450,000	457,875
Meritor
6.25% 2/15/24		135,000	138,037
6.75% 6/15/21		225,000	236,813
			1,605,180
Banking – 2.52%
Australia & New Zealand
Banking Group
5.528% 6/20/22 ●	AUD	1,799,000	1,466,875
Banco Santander Mexico
144A 5.95% 1/30/24 #●		200,000	211,540

6 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
4.25% 10/22/26	15,000	$15,392
6.50% 10/29/49 ●	465,000	493,917
Barclays Bank
7.625% 11/21/22	375,000	429,844
BB&T 2.45% 1/15/20	35,000	35,530
City National 5.25% 9/15/20	5,000	5,768
Credit Suisse Group 144A
7.50% 12/29/49 #*●	400,000	430,000
Goldman Sachs Group
6.15% 4/1/18	20,000	22,490
HSBC Holdings
4.00% 3/30/22	20,000	21,608
6.375% 12/29/49 *●	415,000	427,243
JPMorgan Chase
4.125% 12/15/26	30,000	30,869
6.75% 1/29/49 ●	430,000	466,412
Lloyds Banking Group 7.50%
4/30/49 *●	445,000	467,250
Northern Trust
3.95% 10/30/25	30,000	32,012
PNC Funding 5.625% 2/1/17	35,000	37,707
Popular 7.00% 7/1/19	560,000	565,600
Santander Holdings USA
4.625% 4/19/16	10,000	10,377
State Street 3.10% 5/15/23	5,000	5,028
SunTrust Bank
2.35% 11/1/18	10,000	10,149
USB Capital IX
3.50% 10/29/49 ●	80,000	67,808
Wells Fargo
3.00% 2/19/25	15,000	14,978
5.875% 12/29/49 *●	5,000	5,275
Zions Bancorp
4.50% 6/13/23	5,000	5,266
		5,278,938
Basic Industry – 4.01%
AK Steel
7.625% 5/15/20	296,000	270,100
7.625% 10/1/21 *	205,000	179,887
ArcelorMittal
6.25% 3/1/21	120,000	131,250
10.60% 6/1/19	15,000	18,581
Bombardier
144A 5.50% 9/15/18 #	45,000	45,000
144A 7.50% 3/15/25 #	130,000	130,000
Builders FirstSource 144A
7.625% 6/1/21 #*	430,000	436,450
CF Industries 6.875% 5/1/18	25,000	28,516
Cliffs Natural Resources
5.95% 1/15/18	155,000	139,500
CPG Merger Sub 144A
8.00% 10/1/21 #	325,000	329,063
Dow Chemical
3.50% 10/1/24	5,000	5,103
8.55% 5/15/19	34,000	42,509
First Quantum Minerals
144A 6.75% 2/15/20 #	77,000	71,995
144A 7.00% 2/15/21 #	172,000	160,390
144A 7.25% 5/15/22 #	200,000	185,250
FMG Resources August 2006
144A 6.875% 4/1/22 #*	450,000	378,000
144A 8.25% 11/1/19 #*	200,000	189,750
Freeport-McMoRan
4.00% 11/14/21	5,000	4,822
4.55% 11/14/24	10,000	9,461
Georgia-Pacific
8.00% 1/15/24	20,000	26,587
Grace (W.R.)
144A 5.125% 10/1/21 #	165,000	171,187
144A 5.625% 10/1/24 #*	165,000	177,994
Hardwoods Acquisition 144A
7.50% 8/1/21 #	280,000	270,200
HD Supply 11.50% 7/15/20	345,000	398,475
INEOS Group Holdings 144A
6.125% 8/15/18 #*	200,000	204,000
INVISTA Finance 144A
4.25% 10/15/19 #	10,000	10,063
Kissner Milling 144A
7.25% 6/1/19 #	245,000	250,513
Lockheed Martin
2.90% 3/1/25	5,000	5,048
LSB Industries 7.75% 8/1/19	295,000	309,013
Lundin Mining 144A
7.875% 11/1/22 #	430,000	446,125
LyondellBasell Industries
4.625% 2/26/55	15,000	14,868
Methanex 4.25% 12/1/24	10,000	10,097
NCI Building Systems 144A
8.25% 1/15/23 #	220,000	229,900
New Gold 144A
6.25% 11/15/22 #	326,000	324,370
Nortek 8.50% 4/15/21	265,000	286,200
NOVA Chemicals 144A
5.00% 5/1/25 #	240,000	254,100
Polymer Group 144A
6.875% 6/1/19 #	500,000	481,875

(continues)     NQ-DEX [2/15] 4/15 (14204) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
PPG Industries
2.30% 11/15/19	5,000	$5,034
Rayonier AM Products 144A
5.50% 6/1/24 #	425,000	366,563
Rock-Tenn 3.50% 3/1/20	5,000	5,098
Rockwood Specialties Group
4.625% 10/15/20	5,000	5,215
Ryerson
9.00% 10/15/17	245,000	251,125
11.25% 10/15/18	69,000	72,795
Steel Dynamics 144A
5.50% 10/1/24 #	260,000	270,400
TPC Group 144A
8.75% 12/15/20 #	525,000	484,313
Weyerhaeuser
4.625% 9/15/23	10,000	10,988
Wise Metals Group 144A
8.75% 12/15/18 #	170,000	185,087
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	115,000	124,631
Yamana Gold
4.95% 7/15/24	5,000	4,990
		8,412,481
Brokerage – 0.03%
Jefferies Group
5.125% 1/20/23	10,000	10,600
6.45% 6/8/27	5,000	5,548
6.50% 1/20/43	5,000	5,141
Lazard Group
6.85% 6/15/17	34,000	37,872
		59,161
Capital Goods – 3.76%
Accudyne Industries 144A
7.75% 12/15/20 #	590,000	560,500
Ardagh Packaging Finance
144A 6.00% 6/30/21 #*	400,000	390,500
BWAY Holding 144A
9.125% 8/15/21 #	705,000	736,725
Cemex
144A 5.70% 1/11/25 #*	1,000,000	983,000
144A 7.25% 1/15/21 #	480,000	513,600
Consolidated Container 144A
10.125% 7/15/20 #	385,000	333,025
Crane 4.45% 12/15/23	10,000	10,672
Gardner Denver 144A
6.875% 8/15/21 #*	509,000	496,275
Ingersoll-Rand Global Holding
4.25% 6/15/23	15,000	16,141
KLX 144A 5.875% 12/1/22 #	380,000	389,025
Milacron 144A
7.75% 2/15/21 #	375,000	393,750
Plastipak Holdings 144A
6.50% 10/1/21 #	470,000	480,575
Reynolds Group Issuer
8.25% 2/15/21	310,000	327,825
Signode Industrial Group
144A 6.375% 5/1/22 #	360,000	356,400
TransDigm
6.00% 7/15/22	425,000	432,437
6.50% 7/15/24	325,000	333,937
Votorantim Cimentos 144A
7.25% 4/5/41 #	1,118,000	1,123,590
		7,877,977
Communications – 5.95%
Altice 144A
7.625% 2/15/25 #	200,000	207,500
Altice Financing 144A
6.625% 2/15/23 #	470,000	491,737
American Tower Trust I
144A 1.551% 3/15/43 #	5,000	4,950
144A 3.07% 3/15/23 #	20,000	20,015
AT&T
4.35% 6/15/45	10,000	9,494
5.35% 9/1/40	10,000	10,692
CC Holdings GS V
3.849% 4/15/23	5,000	5,051
CenturyLink
5.80% 3/15/22	210,000	224,175
6.75% 12/1/23	240,000	271,950
Cogent Communications
Finance 144A
5.625% 4/15/21 #	375,000	371,250
Cogent Communications
Group 144A
5.375% 3/1/22 #	125,000	126,250
Comcast 3.375% 2/15/25	25,000	26,159
Cox Communications 144A
3.85% 2/1/25 #	20,000	20,656
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	32,853
Digicel 144A 6.75% 3/1/23 #	355,000	358,994
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	1,193,750
144A 8.25% 9/30/20 #	1,075,000	1,092,737

8 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Equinix
5.375% 1/1/22	155,000	$162,363
5.75% 1/1/25 *	270,000	284,850
Historic TW 6.875% 6/15/18	25,000	28,995
Hughes Satellite Systems
7.625% 6/15/21	280,000	311,850
Intelsat Luxembourg
7.75% 6/1/21 *	110,000	102,300
8.125% 6/1/23	1,395,000	1,304,325
Level 3 Communications
5.75% 12/1/22	385,000	397,513
Level 3 Financing
5.375% 8/15/22	340,000	353,495
Omnicom Group
3.65% 11/1/24	10,000	10,358
Orange 5.50% 2/6/44	10,000	12,016
SES 144A 3.60% 4/4/23 #	15,000	15,339
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	15,000	17,166
Sprint
7.125% 6/15/24	1,015,000	1,015,000
7.25% 9/15/21	220,000	225,363
7.875% 9/15/23	260,000	269,750
Time Warner Cable
8.25% 4/1/19	15,000	18,338
T-Mobile USA
6.00% 3/1/23	155,000	162,054
6.125% 1/15/22	115,000	121,469
6.25% 4/1/21	180,000	189,000
6.375% 3/1/25	275,000	288,063
Univision Communications
144A 5.125% 5/15/23 #	240,000	249,600
Verizon Communications
4.40% 11/1/34	10,000	10,227
144A 4.862% 8/21/46 #	25,000	26,589
5.15% 9/15/23	10,000	11,476
Viacom 4.85% 12/15/34	25,000	25,814
VimpelCom Holdings 144A
5.95% 2/13/23 #	500,000	407,079
Wind Acquisition Finance
144A 4.75% 7/15/20 #	200,000	202,500
144A 7.375% 4/23/21 #	365,000	381,425
Windstream
7.50% 6/1/22	5,000	4,944
7.50% 4/1/23	235,000	232,063
7.75% 10/1/21	235,000	238,525
WPP Finance 2010
5.625% 11/15/43	5,000	6,041
Zayo Group
144A 6.00% 4/1/23 #*	420,000	431,550
10.125% 7/1/20	242,000	274,367
Ziggo Bond Finance 144A
5.875% 1/15/25 #	200,000	210,000
		12,470,020
Consumer Cyclical – 2.38%
American Tire Distributors
144A 10.25% 3/1/22 #*	200,000	209,500
Bed Bath & Beyond
4.915% 8/1/34	5,000	5,379
CDK Global 144A
4.50% 10/15/24 #	10,000	10,303
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #*❆	320,000	283,200
DBP Holding 144A
7.75% 10/15/20 #	251,000	230,920
Delphi 4.15% 3/15/24	5,000	5,278
Family Tree Escrow
144A 5.25% 3/1/20 #	60,000	63,000
144A 5.75% 3/1/23 #	315,000	333,113
General Motors
3.50% 10/2/18	10,000	10,350
5.00% 4/1/35	5,000	5,416
General Motors Financial
3.15% 1/15/20	5,000	5,059
4.00% 1/15/25	5,000	5,134
4.375% 9/25/21	5,000	5,319
Host Hotels & Resorts
4.75% 3/1/23	20,000	21,277
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	10,061
Landry’s 144A
9.375% 5/1/20 #	785,000	850,744
Magna International
3.625% 6/15/24	30,000	30,764
Marriott International
3.375% 10/15/20	5,000	5,225
MGM Resorts International
6.00% 3/15/23 *	595,000	621,775
Michaels Stores 144A
5.875% 12/15/20 #	300,000	310,500
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	285,000	277,875
Pantry 8.375% 8/1/20	405,000	447,525
Party City Holdings
8.875% 8/1/20	295,000	323,763

(continues)     NQ-DEX [2/15] 4/15 (14204) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
PC Nextco Holdings
8.75% 8/15/19	225,000	$230,625
PF Chang’s China Bistro 144A
10.25% 6/30/20 #*	265,000	268,975
QVC
4.375% 3/15/23	15,000	15,237
5.45% 8/15/34	10,000	9,937
Signet UK Finance
4.70% 6/15/24	10,000	10,129
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25	5,000	5,117
4.50% 10/1/34	5,000	5,173
Target 2.30% 6/26/19	5,000	5,119
TRW Automotive 144A
4.45% 12/1/23 #	15,000	15,187
Walgreens Boots Alliance
3.80% 11/18/24	10,000	10,431
Wyndham Worldwide
4.25% 3/1/22	5,000	5,217
5.625% 3/1/21	10,000	11,246
Wynn Las Vegas 144A
5.50% 3/1/25 #	330,000	333,696
		4,997,569
Consumer Non-Cyclical – 1.85%
AmerisourceBergen
3.25% 3/1/25	5,000	5,062
Amgen 3.625% 5/22/24	5,000	5,225
Amsurg 5.625% 7/15/22	97,000	103,305
Becton Dickinson
3.734% 12/15/24	5,000	5,253
Boston Scientific
6.00% 1/15/20	15,000	17,198
CareFusion 6.375% 8/1/19	10,000	11,633
Celgene 3.95% 10/15/20	30,000	32,338
Cott Beverages 144A
6.75% 1/1/20 #	515,000	516,287
Covidien International
Finance 4.20% 6/15/20	20,000	21,915
Darling Ingredients
5.375% 1/15/22	145,000	146,994
DS Services of America 144A
10.00% 9/1/21 #	160,000	187,600
ESAL 144A 6.25% 2/5/23 #	200,000	194,500
Express Scripts Holding
2.25% 6/15/19	5,000	5,007
3.50% 6/15/24	10,000	10,244
Gilead Sciences
3.50% 2/1/25	5,000	5,248
JBS Investments 144A
7.75% 10/28/20 #	470,000	497,025
Lilly (Eli) 2.75% 6/1/25	5,000	5,005
McKesson 3.796% 3/15/24	5,000	5,307
Medtronic
144A 3.15% 3/15/22 #	15,000	15,543
144A 3.50% 3/15/25 #	10,000	10,451
Merck
2.35% 2/10/22	5,000	4,980
2.75% 2/10/25	15,000	14,959
Omnicare
4.75% 12/1/22	85,000	89,144
5.00% 12/1/24	230,000	243,225
Prestige Brands 144A
5.375% 12/15/21 #*	290,000	295,437
Spectrum Brands
144A 6.125% 12/15/24 #	500,000	540,000
6.625% 11/15/22	280,000	308,000
SUPERVALU 7.75% 11/15/22	470,000	499,375
Sysco 4.35% 10/2/34	5,000	5,264
Thermo Fisher Scientific
2.40% 2/1/19	10,000	10,125
4.15% 2/1/24 *	20,000	21,508
Zimmer Holdings
4.625% 11/30/19	30,000	33,008
Zoetis 3.25% 2/1/23	20,000	19,949
		3,886,114
Electric – 0.19%
Ameren Illinois
3.25% 3/1/25	5,000	5,203
9.75% 11/15/18	45,000	57,205
American Electric Power
2.95% 12/15/22	5,000	5,022
American Transmission
Systems 144A
5.25% 1/15/22 #	25,000	28,535
Berkshire Hathaway Energy
3.75% 11/15/23	10,000	10,664
4.50% 2/1/45	5,000	5,533
CMS Energy 6.25% 2/1/20	5,000	5,875
Commonwealth Edison
5.80% 3/15/18	5,000	5,637
Dominion Resources
3.625% 12/1/24	5,000	5,201
DTE Energy 2.40% 12/1/19	5,000	5,068
Electricite de France 144A
4.60% 1/27/20 #	15,000	16,651

10 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Entergy Louisiana
4.05% 9/1/23	15,000	$16,277
Great Plains Energy
4.85% 6/1/21	15,000	16,616
5.292% 6/15/22	5,000	5,716
Integrys Energy Group
6.11% 12/1/66 ●	15,000	14,894
IPALCO Enterprises
5.00% 5/1/18	10,000	10,725
ITC Holdings
3.65% 6/15/24 *	10,000	10,349
LG&E & KU Energy
4.375% 10/1/21	20,000	21,698
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	5,000	5,031
4.75% 4/30/43 ●	10,000	10,065
NextEra Energy Capital
Holdings
2.40% 9/15/19	10,000	10,075
3.625% 6/15/23	5,000	5,217
NV Energy 6.25% 11/15/20	10,000	11,777
Pennsylvania Electric
5.20% 4/1/20	25,000	27,685
PPL Electric Utilities
3.00% 9/15/21	10,000	10,392
Public Service of New
Hampshire
3.50% 11/1/23	5,000	5,320
Public Service of Oklahoma
5.15% 12/1/19	30,000	33,812
Puget Energy 6.00% 9/1/21	5,000	5,952
SCANA 4.125% 2/1/22	10,000	10,517
Wisconsin Energy
6.25% 5/15/67 ●	10,000	10,055
		392,767
Energy – 5.78%
Anadarko Petroleum
4.50% 7/15/44	5,000	5,162
Baytex Energy 144A
5.625% 6/1/24 #	360,000	340,920
California Resources
144A 5.50% 9/15/21 #*	380,000	348,650
144A 6.00% 11/15/24 #*	325,000	291,281
Calumet Specialty Products
Partners 7.625% 1/15/22	570,000	584,250
Canadian Natural Resources
3.90% 2/1/25 *	5,000	5,084
Chaparral Energy
7.625% 11/15/22	265,000	198,750
8.25% 9/1/21	160,000	124,800
CHC Helicopter
9.375% 6/1/21	247,000	202,540
Chesapeake Energy
4.875% 4/15/22 *	495,000	491,287
Chevron
1.961% 3/3/20	5,000	5,004
2.411% 3/3/22	5,000	4,997
Cimarex Energy
4.375% 6/1/24	5,000	4,937
ConocoPhillips
4.30% 11/15/44	5,000	5,348
Consolidated Energy Finance
144A 6.75% 10/15/19 #	570,000	567,150
Continental Resources
4.50% 4/15/23	20,000	19,552
CSI Compressco 144A
7.25% 8/15/22 #	300,000	264,000
Dominion Gas Holdings
3.60% 12/15/24	10,000	10,465
Ecopetrol 5.875% 5/28/45	615,000	593,413
Enbridge Energy Partners
8.05% 10/1/37 ●	25,000	27,000
Energy Transfer Equity
5.875% 1/15/24	178,000	191,350
Energy Transfer Partners
5.95% 10/1/43 *	5,000	5,760
9.70% 3/15/19	7,000	8,770
EnLink Midstream Partners
5.05% 4/1/45	5,000	5,267
Enterprise Products Operating
7.034% 1/15/68 ●	25,000	27,111
Exterran Partners
6.00% 4/1/21	210,000	194,250
Genesis Energy
5.75% 2/15/21	440,000	433,400
Halcon Resources
9.75% 7/15/20 *	520,000	403,000
Kinder Morgan 144A
5.00% 2/15/21 #	5,000	5,393
Kinder Morgan Energy
Partners 9.00% 2/1/19	20,000	24,472
Laredo Petroleum
5.625% 1/15/22	385,000	371,525
7.375% 5/1/22	75,000	77,625
Linn Energy 6.25% 11/1/19	370,000	317,275

(continues)     NQ-DEX [2/15] 4/15 (14204) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
MarkWest Energy Partners
4.875% 12/1/24	375,000	$387,187
Murphy Oil USA
6.00% 8/15/23	400,000	428,500
Newfield Exploration
5.625% 7/1/24	10,000	10,475
NiSource Finance
6.125% 3/1/22	5,000	6,028
Noble Energy
3.90% 11/15/24 *	5,000	5,173
5.05% 11/15/44	5,000	5,355
Northern Oil & Gas
8.00% 6/1/20 *	370,000	342,250
NuStar Logistics
6.75% 2/1/21	240,000	255,762
Oasis Petroleum
6.875% 3/15/22 *	500,000	492,500
Ocean Rig UDW 144A
7.25% 4/1/19 #	332,000	203,350
PDC Energy 7.75% 10/15/22	245,000	256,025
Petrobras Global Finance
3.00% 1/15/19 *	39,000	33,863
Petroleos Mexicanos
5.50% 6/27/44	512,000	522,240
6.625% 6/15/35	1,000,000	1,155,650
Pioneer Energy Services
6.125% 3/15/22	440,000	339,900
Plains All American Pipeline
8.75% 5/1/19	10,000	12,557
Pride International
6.875% 8/15/20	20,000	22,763
Regency Energy Partners
5.875% 3/1/22	385,000	422,537
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	390,000	392,437
Statoil 2.90% 11/8/20	30,000	31,172
Sunoco Logistics Partners
Operations
3.45% 1/15/23	10,000	9,961
5.35% 5/15/45	5,000	5,447
Talisman Energy
5.50% 5/15/42	15,000	15,378
Targa Resources Partners
5.25% 5/1/23	315,000	322,875
TransCanada PipeLines
6.35% 5/15/67 ●	20,000	19,300
Western Refining Logistics
144A 7.50% 2/15/23 #	195,000	200,363
Williams 4.55% 6/24/24	20,000	19,632
Williams Partners
7.25% 2/1/17	20,000	22,030
Woodside Finance 144A
8.75% 3/1/19 #	15,000	18,428
		12,118,926
Financials – 0.62%
Affiliated Managers Group
3.50% 8/1/25	5,000	4,986
Argos Merger Sub 144A
7.125% 3/15/23 #	230,000	238,625
Aviation Capital Group 144A
6.75% 4/6/21 #	5,000	5,700
E*TRADE Financial
5.375% 11/15/22	270,000	285,525
General Electric Capital
2.10% 12/11/19	35,000	35,470
2.20% 1/9/20	20,000	20,213
5.55% 5/4/20	5,000	5,859
6.00% 8/7/19	10,000	11,744
Infinity Acquisition 144A
7.25% 8/1/22 #	265,000	247,113
James Hardie International
Finance 144A
5.875% 2/15/23 #	415,000	425,894
MUFG Americas Holdings
2.25% 2/10/20	5,000	4,999
3.00% 2/10/25	15,000	14,877
		1,301,005
Healthcare – 2.84%
Air Medical Group Holdings
9.25% 11/1/18	229,000	241,595
Community Health Systems
6.875% 2/1/22 *	840,000	902,475
DaVita HealthCare Partners
5.125% 7/15/24	930,000	966,619
HCA
5.375% 2/1/25	380,000	404,700
5.875% 5/1/23	225,000	246,937
HealthSouth 5.75% 11/1/24	195,000	204,750
Immucor 11.125% 8/15/19	630,000	678,037
Kinetic Concepts
10.50% 11/1/18	250,000	274,063
12.50% 11/1/19 *	180,000	199,800
Mallinckrodt International
Finance 4.75% 4/15/23	215,000	211,237
Par Pharmaceutical
7.375% 10/15/20	780,000	830,700

12 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
144A 5.00% 3/1/19 #	270,000	$272,025
8.125% 4/1/22	450,000	510,750
		5,943,688
Insurance – 1.03%
American International Group
3.875% 1/15/35	15,000	15,159
8.175% 5/15/58 ●	345,000	479,550
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	36,646
Chubb 6.375% 3/29/67 ●	10,000	10,737
Highmark
144A 4.75% 5/15/21 #	5,000	5,232
144A 6.125% 5/15/41 #	5,000	5,388
HUB International 144A
7.875% 10/1/21 #	435,000	448,050
Liberty Mutual Group
144A 4.25% 6/15/23 #	15,000	15,973
144A 4.95% 5/1/22 #	5,000	5,530
MetLife 6.40% 12/15/36	100,000	117,500
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	5,000	5,109
144A 4.125% 11/1/24 #	10,000	10,582
USI 144A 7.75% 1/15/21 #	395,000	403,887
Voya Financial
5.65% 5/15/53 ●	5,000	5,213
XLIT 6.50% 10/29/49 ●	665,000	586,863
		2,151,419
Media – 5.08%
Altice 144A 7.75% 5/15/22 #	630,000	652,050
CCO Holdings
5.25% 9/30/22	110,000	112,887
CCOH Safari
5.50% 12/1/22	265,000	274,606
5.75% 12/1/24	475,000	492,813
Columbus International 144A
7.375% 3/30/21 #	870,000	916,763
CSC Holdings 144A
5.25% 6/1/24 #	695,000	711,506
DISH DBS 5.875% 11/15/24	240,000	239,400
Gannett 144A
5.50% 9/15/24 #	290,000	302,325
Gray Television
7.50% 10/1/20	645,000	674,025
iHeartCommunications
9.00% 9/15/22	1,130,000	1,093,275
LIN Television 144A
5.875% 11/15/22 #	515,000	527,875
MDC Partners 144A
6.75% 4/1/20 #	415,000	438,344
Nexstar Broadcasting 144A
6.125% 2/15/22 #	415,000	424,337
Numericable 144A
6.00% 5/15/22 #	430,000	438,063
Outfront Media Capital
5.875% 3/15/25	270,000	287,213
RCN Telecom Services 144A
8.50% 8/15/20 #	315,000	335,475
Sinclair Television Group
144A 5.625% 8/1/24 #	720,000	732,600
Unitymedia KabelBW 144A
6.125% 1/15/25 #	480,000	510,600
Virgin Media Finance
144A 5.75% 1/15/25 #	200,000	212,750
144A 6.375% 4/15/23 #	535,000	580,475
VTR Finance 144A
6.875% 1/15/24 #	650,000	682,500
		10,639,882
Real Estate Investment Trusts – 0.06%
Alexandria Real Estate
Equities
4.50% 7/30/29	5,000	5,320
4.60% 4/1/22	15,000	15,816
AvalonBay Communities
3.50% 11/15/24	5,000	5,131
Carey (W.P.) 4.60% 4/1/24	5,000	5,192
CBL & Associates
4.60% 10/15/24	15,000	15,336
Corporate Office Properties
3.60% 5/15/23	5,000	4,867
5.25% 2/15/24	10,000	10,784
DDR
3.625% 2/1/25	5,000	5,005
7.50% 4/1/17	5,000	5,573
7.875% 9/1/20	20,000	24,897
Education Realty Operating
Partnership
4.60% 12/1/24	5,000	5,220
Excel Trust 4.625% 5/15/24	5,000	5,233
Hospitality Properties Trust
4.50% 3/15/25	5,000	5,154
Regency Centers
5.875% 6/15/17	20,000	21,931
		135,459

(continues)     NQ-DEX [2/15] 4/15 (14204) 13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Services – 2.35%
AECOM Technology
144A 5.75% 10/15/22 #		165,000	$173,250
144A 5.875% 10/15/24 #		235,000	250,275
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #*		200,000	203,500
144A 10.75% 10/15/19 #		415,000	356,900
BlueLine Rental Finance 144A
7.00% 2/1/19 #		125,000	130,000
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #*		280,000	231,000
Covanta Holding
5.875% 3/1/24		415,000	433,675
Geo Group
5.125% 4/1/23		165,000	169,125
5.875% 10/15/24		275,000	289,437
Mattamy Group 144A
6.50% 11/15/20 #		485,000	471,663
Navios South American
Logistics 144A
7.25% 5/1/22 #		375,000	363,281
Pinnacle Entertainment
6.375% 8/1/21		170,000	181,475
7.75% 4/1/22 *		255,000	276,037
United Rentals North America
5.75% 11/15/24		730,000	773,800
Watco 144A
6.375% 4/1/23 #		185,000	186,850
West 144A
5.375% 7/15/22 #		445,000	433,875
			4,924,143
Technology – 2.01%
Adobe Systems
3.25% 2/1/25		15,000	15,141
Apple 2.50% 2/9/25		5,000	4,915
CDW
5.00% 9/1/23		120,000	120,900
5.50% 12/1/24		215,000	224,137
CommScope 144A
5.50% 6/15/24 #		415,000	422,263
Entegris 144A
6.00% 4/1/22 #		415,000	433,675
First Data
11.25% 1/15/21		642,000	735,090
11.75% 8/15/21		535,500	626,535
Infor Software Parent 144A
PIK 7.125% 5/1/21 #*		655,000	661,550
j2 Global 8.00% 8/1/20		415,000	450,275
Microsoft
2.70% 2/12/25		5,000	5,027
3.50% 2/12/35		5,000	4,962
3.75% 2/12/45		5,000	4,997
Motorola Solutions
4.00% 9/1/24		10,000	10,379
National Semiconductor
6.60% 6/15/17		20,000	22,478
NCR 6.375% 12/15/23		185,000	196,563
NetApp 3.25% 12/15/22		10,000	9,857
Oracle
3.40% 7/8/24		5,000	5,290
4.50% 7/8/44		25,000	28,177
Seagate HDD Cayman
144A 4.75% 1/1/25 #*		5,000	5,303
144A 5.75% 12/1/34 #		10,000	10,994
Viasystems 144A
7.875% 5/1/19 #		195,000	206,700
Xerox 6.35% 5/15/18 *		10,000	11,318
			4,216,526
Transportation – 0.47%
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫		5,000	5,137
AP Moeller - Maersk 144A
2.55% 9/22/19 #		5,000	5,049
Brambles USA 144A
5.35% 4/1/20 #		15,000	16,847
Burlington Northern Santa Fe
4.90% 4/1/44		30,000	34,506
ERAC USA Finance 144A
5.25% 10/1/20 #		15,000	17,155
Norfolk Southern
3.85% 1/15/24		35,000	37,610
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	13,000,000	841,172
Trinity Industries
4.55% 10/1/24		10,000	9,948
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫		5,000	5,300
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫		5,000	5,187
United Parcel Service
5.125% 4/1/19		10,000	11,353
			989,264

14 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Utilities – 2.22%
Abengoa Yield 144A
7.00% 11/15/19 #		475,000	$496,375
AES 5.50% 3/15/24		595,000	606,900
AES Gener 144A
8.375% 12/18/73 #●		200,000	219,000
American Water Capital
3.40% 3/1/25		5,000	5,186
Calpine
5.375% 1/15/23 *		745,000	759,900
5.50% 2/1/24		205,000	207,563
DPL 144A 6.75% 10/1/19 #		355,000	372,750
Dynegy 5.875% 6/1/23 *		255,000	252,450
Dynegy Finance I/II
144A 6.75% 11/1/19 #		135,000	141,413
144A 7.375% 11/1/22 #		220,000	233,200
144A 7.625% 11/1/24 #		485,000	515,313
Enel 144A
8.75% 9/24/73 #●		400,000	490,210
GenOn Energy
9.875% 10/15/20		345,000	351,900
			4,652,160
Total Corporate Bonds
(cost $91,621,473)			92,052,679

Non-Agency Asset-Backed Securities – 0.04%
Fifth Third Auto Trust
Series 2014-2 A2B
0.333% 4/17/17 ●		27,028	27,016
Nissan Auto Receivables
Owner Trust
Series 2013-C A3
0.67% 8/15/18		25,000	24,961
Nissan Master Owner Trust
Receivables
Series 2012-A A
0.643% 5/15/17●		25,000	25,012
Total Non-Agency
Asset-Backed Securities
(cost $77,109)			76,989

Non-Agency Collateralized Mortgage Obligations – 0.08%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1
5.50% 1/25/22		5,130	5,155
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36 ϕ		100,000	99,793
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.78% 1/25/36 ●		78,762	71,566
Total Non-Agency
Collateralized Mortgage
Obligations (cost $169,581)			176,514

Regional Bond – 0.44%Δ
Australia – 0.44%
New South Wales Treasury
4.00% 5/20/26	AUD	1,060,000	913,696
Total Regional Bond
(cost $923,764)			913,696

Senior Secured Loans – 1.98%«
Applied Systems 2nd Lien
7.50% 1/23/22		420,000	418,530
Ashland Water 2nd Lien
7.75% 7/31/22		150,000	146,625
Atkore International 2nd Lien
7.75% 10/9/21		145,000	137,387
Avaya Tranche B-3
4.668% 10/26/17		340,000	330,703
Azure Midstream Tranche B
6.50% 11/15/18		63,953	59,476
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		345,000	342,197
Borgata Tranche B 1st Lien
6.50% 8/15/18		334,322	337,666
Clear Channel
Communications Tranche D
6.922% 1/30/19		240,000	230,340
Flint Group 2nd Lien
8.25% 4/8/22		430,000	410,650
Hostess Brands 1st Lien
6.75% 3/20/20		411,888	420,640
Mauser Holdings 2nd Lien
8.25% 7/31/22		440,000	431,200
Moxie Liberty Tranche B
7.50% 8/21/20		215,000	217,150
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/19/20		210,000	210,787
Panda Stonewall Tranche B
6.50% 11/13/21		255,000	258,347
Rite Aid 2nd Lien
5.75% 8/21/20		198,000	199,897
Total Senior Secured Loans
(cost $4,203,328)			4,151,595

(continues)     NQ-DEX [2/15] 4/15 (14204) 15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds – 4.21%Δ
Indonesia – 1.92%
Indonesia Government
International Bond
6.625% 2/17/37		1,350,000	$1,679,063
144A 6.75% 1/15/44 #		1,800,000	2,349,000
			4,028,063
Mexico – 1.77%
Mexican Bonos
10.00% 12/5/24	MXN	22,720,000	2,018,271
Mexican Government
International Bond
3.60% 1/30/25		1,632,000	1,689,120
			3,707,391
South Africa – 0.52%
South Africa Government
International Bond
5.375% 7/24/44		1,000,000	1,095,000
			1,095,000
Total Sovereign Bonds
(cost $8,699,463)			8,830,454

Supranational Bank – 0.66%
Inter-American Development
Bank 7.25% 7/17/17	IDR	17,930,000,000	1,377,794
Total Supranational Bank
(cost $1,495,517)			1,377,794

U.S. Treasury Obligations – 0.57%
U.S. Treasury Bonds
2.50% 2/15/45		5,000	4,897
3.00% 11/15/44		55,000	59,563
U.S. Treasury Notes
1.375% 2/29/20		75,000	74,549
1.625% 12/31/19 *		130,000	130,802
2.25% 11/15/24 *		910,000	929,266
Total U.S. Treasury
Obligations
(cost $1,194,365)			1,199,077

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass Through Trust
Series 2007-B 144A
8.845% 1/15/87 #@⧫†		500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)			0

		Number of
		shares
Limited Partnership – 0.20%
Ares Management *		9,000	182,700
Brookfield Infrastructure
Partners *		5,400	245,430
Total Limited Partnership
(cost $330,629)			428,130

Preferred Stock – 0.80%
Alabama Power 5.625%		410	10,353
Ally Financial 144A 7.00% #		800	806,125
Freddie Mac 6.02%		40,000	163,400
GMAC Capital Trust I
8.125% ●		12,000	312,360
Integrys Energy Group
6.00% ●		300	8,211
National Retail Properties
5.70%		200	5,060
Public Storage 5.20% *		200	4,876
Regions Financial 6.375% *		11,000	276,100
Vornado Realty Trust 6.625%		3,700	94,720
Total Preferred Stock
(cost $2,409,935)			1,681,205

Right – 0.01%
Safeway =†		46,400	24,678
Total Right (cost $0)			24,678

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 @†		12,540	3,511
Total Warrant (cost $104)			3,511

		Principal
		amount°
Short-Term Investments – 0.95%
Discount Notes – 0.51%≠
Federal Home Loan Bank
0.057% 4/8/15		127,822	127,819
0.065% 3/5/15		37,160	37,160
0.065% 4/20/15		75,344	75,342
0.07% 4/6/15		682,749	682,736
0.08% 3/18/15		55,367	55,367
0.085% 3/27/15		102,517	102,516
			1,080,940

16 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.44%
Bank of America Merrill Lynch
0.03%, dated 2/27/15, to
be repurchased on 3/2/15,
repurchase price $333,002
(collateralized by U.S.
government obligations
0.00%–3.625%
9/30/16–8/15/43; market
value $339,662)	333,002	$333,002
Bank of Montreal
0.06%, dated 2/27/15, to
be repurchased on 3/2/15,
repurchase price $277,503
(collateralized by U.S.
government obligations
0.00%–9.125%
4/23/15–6/30/21; market
value $283,051)	277,501	277,501
BNP Paribas
0.07%, dated 2/27/15, to
be repurchased on 3/2/15,
repurchase price $308,499
(collateralized by U.S.
government obligations
0.00%–3.500%
4/15/19–11/15/42; market
value $314,667)	308,497	308,497
		919,000
Total Short-Term
Investments
(cost $1,999,902)		1,999,940
Total Value of Securities
Before Securities Lending
Collateral – 141.69%
(cost $275,845,810)		296,987,197

	Number of
	shares
Securities Lending Collateral** – 6.53%
Investment Company
Delaware Investments®
Collateral Fund No. 1	13,685,380	13,685,380
Total Securities Lending
Collateral
(cost $13,685,380)		13,685,380
Total Value of
Securities – 148.22%
(cost $289,531,190)		$310,672,577 ■
Obligation to Return
Securities Lending
Collateral – (6.53%)		(13,685,380)

Borrowing Under Line of
Credit – (41.51%)		(87,000,000)
Liabilities Net of
Receivables and Other
Assets – (0.18%)		(386,623)
Net Assets – 100.00%		$209,600,574
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $56,466,279, which represents 26.94% of the Fund’s net assets.
*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $1,806,443, which represents 0.86% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	Securities have been classified by type of business.
❆	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2015, the aggregate value of fair valued securities was $60,063, which represents 0.03% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $16,092,920 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2015.

(continues)     NQ-DEX [2/15] 4/15 (14204) 17

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 28, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	158,439,111	USD	(1,326,198)	3/4/15	$(1,580)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Feb. 28, 2015:

				Unrealized
				Appreciation
Borrower	Unfunded Amount	Cost	Value	(Depreciation)
Rite Aid Bridge Loan	$415,000	$415,000	$417,075	$2,075
SS&C Technologies
Bridge Loan	415,000	415,000	415,000	—
Total			$832,075	$2,075

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BNYM – BNY Mellon
FDR – Finnish Depositary Receipt
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year

18 NQ-DEX [2/15] 4/15 (14204)

Notes

Delaware Enhanced Global Dividend and Income Fund
February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DEX [2/15] 4/15 (14204) 19

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-
Backed Securities	$—	$1,356,404	$—	$1,356,404
Corporate Debt	—	118,710,977	—	118,710,977
Foreign Debt	—	11,121,944	—	11,121,944
Senior Secured Loans	—	4,151,595	—	4,151,595
Common Stock	148,349,183	—	—	148,349,183
Convertible Preferred Stock[1]	5,736,478	2,016,065	35,385	7,787,928
Exchange-Traded Note	172,625	—	—	172,625
Limited Partnership	428,130	—	—	428,130
Preferred Stock[1]	711,680	969,525	—	1,681,205
Right	—	24,678	—	24,678
Warrant	3,511	—	—	3,511
U.S. Treasury Obligations	—	1,199,077	—	1,199,077
Short-Term Investments	—	1,999,940	—	1,999,940
Securities Lending Collateral	—	13,685,380	—	13,685,380
Total	$155,401,607	$155,235,585	$35,385	$310,672,577
Foreign Currency Exchange
Contracts	$—	$(1,580)	$—	$(1,580)

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	73.66%	25.89%	0.45%	100.00%
Preferred Stock	42.33%	57.67%	—	100.00%

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

20 NQ-DEX [2/15] 4/15 (14204)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2015, the value of securities on loan was $16,092,920, for which the Fund received collateral, comprised of non-cash collateral (U.S. government securities) valued at $3,865,604, and cash collateral of $13,685,380. At Feb. 28, 2015, the value of invested collateral was $13,685,380. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral”.

(continues)     NQ-DEX [2/15] 4/15 (14204) 21

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

22 NQ-DEX [2/15] 4/15 (14204)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: